Production and operating costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs (Note 11)	$ 15,697,000	$ 13,889,000	$ 13,114,000
Share-based payment (Note 11)	647,000	750,000	955,000
Royalties in cash	4,189,000	12,845,000	63,298,000
Economic rights in cash	6,484,000	72,032,000	188,989,000
Well and facilities maintenance	25,631,000	26,089,000	20,779,000
Operation and maintenance	8,936,000	8,143,000	6,545,000
Consumables	36,868,000	37,556,000	21,789,000
Equipment rental	5,716,000	4,314,000	7,580,000
Transportation costs	5,409,000	5,850,000	4,021,000
Field camp	6,401,000	6,546,000	4,070,000
Safety and Insurance costs	4,937,000	5,487,000	3,745,000
Personnel transportation	3,586,000	3,363,000	2,480,000
Consultant fees	3,893,000	2,291,000	2,133,000
Gas plant costs	1,753,000	1,865,000	1,680,000
Non-operated blocks costs	22,305,000	20,421,000	12,650,000
Crude oil stock variation	976,000	2,004,000	(6,449,000)
Purchased crude oil	6,274,000	4,666,000	7,929,000
Other costs	4,332,000	4,214,000	4,471,000
Operating expense	164,034,000	232,325,000	359,779,000
Llanos 34 Block [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Energy costs	$ 24,555,000	$ 26,348,000	$ 6,086,000